Consolidated Statements of Stockholders’ Equity (Deficit) - USD ($) $ in Thousands	Previously Reported Legacy Common Stock	Previously Reported Common Stock	Previously Reported Additional Paid-In Capital	Previously Reported Subscription Receivable	Previously Reported Receivable from Shareholder	Previously Reported Accumulated Deficit	Previously Reported	As Adjusted Legacy Common Stock	As Adjusted Common Stock	As Adjusted Additional Paid-In Capital	As Adjusted Subscription Receivable	As Adjusted Receivable from Shareholder	As Adjusted Accumulated Deficit	As Adjusted	Legacy Common Stock	Common Stock	Additional Paid-In Capital	Subscription Receivable	Receivable from Shareholder	Accumulated Deficit	Total
Balance at Dec. 31, 2021	$ 14		$ 14,356			$ (52,422)	$ (38,052)	$ (14)	$ 1	$ 13						$ 1	$ 14,369			$ (52,422)	$ (38,052)
Balance (in Shares) at Dec. 31, 2021	14,382,093							(14,382,093)	5,873,711							5,873,711
Stock-based compensation																	69				69
Exercise of common stock options																	161				161
Exercise of common stock options (in Shares)																486,295
Issuance of common stock upon conversion of related party loans (Note 7)																	66,139				66,139
Issuance of common stock upon conversion of related party loans (Note 7) (in Shares)																6,943,789
Net loss																				(26,754)	(26,754)
Balance as of December 31 at Dec. 31, 2022																$ 1	80,738			(79,176)	$ 1,563
Balance as of December 31 (in Shares) at Dec. 31, 2022																13,303,795					13,303,795
Stock-based compensation																	4,135				$ 4,135
Exercise of common stock options																	12				$ 12
Exercise of common stock options (in Shares)																12,867					12,866
Reverse recapitalization transactions, net																$ 1	36,842	(32,915)			$ 3,928
Reverse recapitalization transactions, net (in Shares)																8,572,314
Loss on amendment of forward purchase contract																		15,123	(500)		14,623
Net loss																				(82,954)	(82,954)
Balance as of December 31 at Dec. 31, 2023																$ 2	$ 121,727	$ (17,792)	$ (500)	$ (162,130)	$ (58,693)
Balance as of December 31 (in Shares) at Dec. 31, 2023																21,888,976					21,888,976